Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated May 2, 2016, to the Prospectus

and Summary Prospectus dated March 1, 2016, as supplemented

The Board of Trustees recently approved P/E Global LLC as an additional Sub-Adviser for the JPMorgan Multi-Manager Alternatives Fund (the “Fund”).

The list of the Fund’s Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund’s Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

P. Schoenfeld Asset Management, L.P.

P/E Global LLC

Passport Capital, LLC

Portland Hill Capital LLP

YG Partners, LLC

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated May 2, 2016, to the Prospectus

and Summary Prospectus dated March 1, 2016, as supplemented

The Board of Trustees recently approved P/E Global LLC as an additional Sub-Adviser for the JPMorgan Multi-Manager Alternatives Fund (the “Fund”).

The list of the Fund’s Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund’s Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

P. Schoenfeld Asset Management, L.P.

P/E Global LLC

Passport Capital, LLC

Portland Hill Capital LLP

YG Partners, LLC

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated May 2, 2016, to the Prospectus

and Summary Prospectus dated March 1, 2016, as supplemented

The Board of Trustees recently approved P/E Global LLC as an additional Sub-Adviser for the JPMorgan Multi-Manager Alternatives Fund (the “Fund”).

The list of the Fund’s Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund’s Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

P. Schoenfeld Asset Management, L.P.

P/E Global LLC

Passport Capital, LLC

Portland Hill Capital LLP

YG Partners, LLC

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

R5, R6 Shares | JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated May 2, 2016, to the Prospectus

and Summary Prospectus dated March 1, 2016, as supplemented

The Board of Trustees recently approved P/E Global LLC as an additional Sub-Adviser for the JPMorgan Multi-Manager Alternatives Fund (the “Fund”).

The list of the Fund’s Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund’s Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

P. Schoenfeld Asset Management, L.P.

P/E Global LLC

Passport Capital, LLC

Portland Hill Capital LLP

YG Partners, LLC

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE